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                            WATERHOUSE DOW 30 FUND

                Supplement to Prospectus dated March 16, 1998

As of July 22, 1998, The Waterhouse Investors Dow Jones Industrial Average(SM) Index Fund changed its name to the Waterhouse Dow 30 Fund.

           The date of this Prospectus Supplement is July 22, 1998.